Income taxes (Details 3) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, net	₨ 394	₨ 5,469
Operating tax loss carry-forward	3,926	3,567
Unrecognized Deferred Tax Assets And Liabilities	₨ 4,320	₨ 9,036